Summary of Significant Accounting Policies - Additional Information (Detail)		12 Months Ended
	Apr. 01, 2012 USD ($)	Dec. 31, 2017 USD ($) CompensationPlan	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2017 CNY (¥) CompensationPlan
Significant Accounting Policies [Line Items]
Short term investments			$ 89,624,000
Finance lease receivable, original principal balance	$ 14,000,000
Finance lease, annual interest rate	10.00%
Additional finance lease receivable		$ 0
Impairment loss on assets held for sales		0	0	$ 0	$ 19,035,000
Reversal of bad debts		0	0	0
Long term investments		$ 2,319,000
Lease of lands, maximum term		50 years
Number of stock-based employee compensation plans | CompensationPlan		3				3
Non-financial assets at fair value		$ 0	0	0
Non-financial liabilities at fair value		0	0	0
Cash and cash equivalents		165,173,000	$ 94,558,000	$ 157,371,000	$ 212,760,000
Maximum insurance coverage for deposits and foreign currency deposits		76,000				¥ 500,000
Wuxi
Significant Accounting Policies [Line Items]
Reclassification of assets held for sale to property, plant and equipment		$ 20,164,000